INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Summary of income tax recovery (expense)
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2021	2020	2019
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(43)	$(66)	$(70)
Deferred taxes
Income taxes – origination and reversal of temporary differences	160	185	78
Relating to change in tax rates / imposition of new tax laws	(147)	(7)	1
Relating to unrecognized temporary differences and tax losses	16	35	(52)
	29	213	27
Total income tax recovery (expense)	$(14)	$147	$(43)

Summary of deferred income tax recovery (expense)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2021	2020	2019
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$3	$13	$4
Other	(13)	(3)	5
Revaluation surplus
Origination and reversal of temporary differences	(1,003)	(934)	(432)
Relating to changes in tax rates / imposition of new tax laws	(159)	—	(59)
	$(1,172)	$(924)	$(482)

Summary of Brookfield Renewables effective income tax (expense) recovery
Brookfield Renewable’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2021	2020	2019
Statutory income tax recovery (expense)(1)	$14	$53	$(34)
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(5)	34	(52)
Differences between statutory rate and future tax rate and tax rate changes	(147)	(7)	1
Subsidiaries’ income taxed at different rates	129	68	38
Other	(5)	(1)	4
Effective income tax recovery (expense)	$(14)	$147	$(43)
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.

Summary of the expiry date, if applicable, of the unrecognized deferred tax assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2021	2020	2019
Less than four years	$5	$5	$3
Thereafter	138	149	431

Summary of deferred tax assets and liabilities	The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2019	$835	$(5,060)	$(4,225)
Recognized in net income (loss)	23	4	27
Recognized in equity	11	(491)	(480)
Business combination	7	14	21
Foreign exchange	9	(41)	(32)
As at December 31, 2019	885	(5,574)	(4,689)
Recognized in net income (loss)	273	(60)	213
Recognized in equity	(52)	(865)	(917)
Business combination	30	18	48
Foreign exchange	4	31	35
As at December 31, 2020	1,140	(6,450)	(5,310)
Recognized in net income (loss)	23	6	29
Recognized in equity	8	(1,068)	(1,060)
Business combination	(28)	33	5
Foreign exchange	6	312	318
As at December 31, 2021	$1,149	$(7,167)	$(6,018)